SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development (Details) - SL BIO LTD - USD ($)				12 Months Ended
	Dec. 31, 2025	Apr. 28, 2025	Jun. 20, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 20, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum amount of milestone payments						$ 4,100,000
License period		20 years
Threshold written notice period		30 days
Threshold period for correction of material breach		30 days
Research and development expenses				$ 2,069,022	$ 2,020,346
CD-19 Armed-T products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of royalty						15.00%
Pancreatic cancer products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of royalty		7.00%
Brain cancer products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of royalty		10.00%
Mr.Wang | CytoArm | Related Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest (as a percent)			12.50%	12.50%
SL Link Co., Ltd. | Related Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount			$ 949,771
Mr. Shen | JY BioMed | Related Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest (as a percent)	76.00%	68.30%
JY BioMed | Related Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Initial consideration paid				$ 1,000,000	$ 1,000,000
Total consideration		$ 38,000,000
Remaining consideration				$ 37,000,000